Derivative Instruments (Offsetting Derivative Assets) (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 6,373,305	$ 2,670,555
Gross amounts offset in the Statement of Financial Condition	(4,675,444)	(1,526,532)
Net amounts of assets presented in the Statement of Financial Condition	1,697,861	1,144,023
Financial Instruments
Collateral Received	(960,563)	(1,144,023)
Net Amount	737,298
Counterparty C [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	438,297	361,032
Financial Instruments
Collateral Received	(438,297)	(361,032)
Net Amount
Counterparty G [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	165,481
Net Amount	165,481
Counterparty I [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition		461,418
Financial Instruments
Collateral Received		(461,418)
Net Amount
Counterparty J [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	390,316	321,573
Financial Instruments
Collateral Received	(390,316)	(321,573)
Net Amount
Counterparty K [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	571,817
Net Amount	571,817
Counterparty L [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	131,950
Collateral Received	(131,950)
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,986,670
Gross amounts offset in the Statement of Financial Condition	(1,026,107)
Net amounts of assets presented in the Statement of Financial Condition	960,563
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	639,622	714,978
Gross amounts offset in the Statement of Financial Condition	(201,325)	(353,946)
Net amounts of assets presented in the Statement of Financial Condition	438,297	361,032
Futures Contracts [Member] | Counterparty I [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		1,424,901
Gross amounts offset in the Statement of Financial Condition		(963,483)
Net amounts of assets presented in the Statement of Financial Condition		461,418
Futures Contracts [Member] | Counterparty J [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	448,660	530,676
Gross amounts offset in the Statement of Financial Condition	(58,344)	(209,103)
Net amounts of assets presented in the Statement of Financial Condition	390,316	$ 321,573
Futures Contracts [Member] | Counterparty L [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	898,388
Gross amounts offset in the Statement of Financial Condition	(766,438)
Net amounts of assets presented in the Statement of Financial Condition	131,950
Forward Currency Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	4,386,635
Gross amounts offset in the Statement of Financial Condition	(3,649,337)
Net amounts of assets presented in the Statement of Financial Condition	737,298
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,046,074
Gross amounts offset in the Statement of Financial Condition	(1,880,593)
Net amounts of assets presented in the Statement of Financial Condition	165,481
Forward Currency Contracts [Member] | Counterparty K [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,340,561
Gross amounts offset in the Statement of Financial Condition	(1,768,744)
Net amounts of assets presented in the Statement of Financial Condition	$ 571,817